Segmented information (Tables)	6 Months Ended
Feb. 29, 2024
Segmented Information
Schedule of revenue

	Three months ended February 29,	Three months ended February 28,	Six months ended February 29,	Six months ended February 28,
Revenue	2024	2023	2024	2023
Tanzania	$7,984	$10,098	$17,388	$19,816
Total revenue	$7,984	$10,098	$17,388	$19,816

Schedule of non-current assets

Non-current assets	February 29, 2024	August 31, 2023
Canada	$46	$55
Tanzania	71,985	66,952
Total non-current assets	$72,031	$67,007